Offsetting (Details) - Offsetting Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	$ 185,942	$ 624,202
Gross Amounts Offset in the Statement of Financial Condition	(182,528)	(142,271)
Net Amounts of Assets Presented in the Statement of Financial Condition	3,414	481,931
Futures and Forward Contracts [Member]
Offsetting Assets [Line Items]
Gross Amounts of Recognized Assets	185,942	624,202
Gross Amounts Offset in the Statement of Financial Condition	(182,528)	(142,271)
Net Amounts of Assets Presented in the Statement of Financial Condition	$ 3,414	$ 481,931